AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 17, 2014

File Nos. 333-156770 and 811-22264

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 17 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 22 ☒

THE MOTLEY FOOL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

 (Address of Principal Executive Offices, Zip Code)

(703) 302-1100

(Registrant’s Telephone Number, including Area Code )

Peter E. Jacobstein
Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Name and Address of Agent for Service)

Copy to:

Christopher D. Menconi

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b) of rule 485

☐            on (date) pursuant to paragraph (b)(1)(v) of rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of rule 485

☐            on (date) pursuant to paragraph (a)(1) of rule 485

☐            75 days after filing pursuant to paragraph (a)(2) of rule 485

☐            on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 17 relates to the Motley Fool Independence Fund, Motley Fool Great America Fund and Motley Fool Epic Voyage Fund (the “Funds”), separate series of The Motley Fool Funds Trust. The purpose of this filing is to file risk/return summary information for the Funds in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Alexandria, and the Commonwealth of Virginia, on the 17th day of March, 2014.

The Motley Fool Funds Trust

/s/ Peter E. Jacobstein
Peter E. Jacobstein
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Peter E. Jacobstein	Trustee and President	March 17, 2014
Peter E. Jacobstein

/s/ Philip J. Bideronski	Treasurer	March 17, 2014
Philip J. Biedronski

/s/ Kathleen A. O’Neil*	Trustee	March 17, 2014
Kathleen A. O’Neil

/s/ Stephen L. Boyd*	Trustee	March 17, 2014
Stephen L. Boyd

/s/ Carl G. Verboncoeur*	Trustee	March 17, 2014
Carl G. Verboncoeur

/s/ Peter E. Jacobstein
Peter E. Jacobstein*

*                 Attorney-in-Fact pursuant to powers of attorney for Peter Jacobstein, Kathleen O’Neil, Stephen Boyd, Carl Verboncoeur and Philip Biedronski dated September 12, 2012.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase